Other Non-Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other Noncurrent Assets [Line Items]
Other non-current assets	$ 97,060	$ 21,639
Construction in progress
Other Noncurrent Assets [Line Items]
Prepayment expense on non current assets	$ 97,060	19,705
Acquisition of land use right
Other Noncurrent Assets [Line Items]
Prepayment expense on non current assets		$ 1,934